Indebtedness - Additional Information (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 24, 2020 USD ($)	Sep. 30, 2019 USD ($) Tranche	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Tranche	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Tranche
Debt Instrument [Line Items]
Proceeds from long-term debt, net of issuance costs					$ 15,000,000	$ 9,567,000	$ 9,567,000
Interest expense			$ 607,000	$ 3,000	$ 1,196,000	3,000	$ 300,000
Loan Agreement | Term Loan | Hercules
Debt Instrument [Line Items]
Number of tranches | Tranche		4			4		4
Interest rate		9.00%
Reduced from variable interest rate					Advances under the Term Loan Facility bear interest at a rate equal to the greater of (i) 9.00% plus the Prime Rate (as reported in The Wall Street Journal) less 5.25%, and (ii) 9.00%.		Advances under the Term Loan Facility will bear interest at a rate equal to the greater of (i) 9.00% plus the Prime Rate (as reported in The Wall Street Journal) less 5.25%, and (ii) 9.00%.
Debt instrument, interest only payment end date		Apr. 01, 2022
Debt instrument, interest only payment period may extended date		Nov. 01, 2022
Debt instrument repayment end date		Oct. 01, 2024
Debt instrument, end of term payment charge on funded amount percentage		5.50%					5.50%
Debt instrument, covenants, obligated to maintain account cover amount percentage		110.00%
Loan carrying value	$ 15,000,000	$ 9,500,000	24,800,000	9,500,000	$ 24,800,000	9,500,000	$ 9,600,000
Interest expense			600,000		1,200,000		300,000
Loan Agreement | Term Loan | Hercules | Prime Rate
Debt Instrument [Line Items]
Variable interest rate		9.00%
Reduced from variable interest rate		5.25%
Loan Agreement | Term Loan | Hercules | Maximum
Debt Instrument [Line Items]
Aggregate principal amount		$ 75,000,000	75,000,000	75,000,000	$ 75,000,000	75,000,000	75,000,000
Interest expense				100,000		100,000
Loan Agreement | Term Loan | Hercules | First Tranche
Debt Instrument [Line Items]
Proceeds from long-term debt, net of issuance costs	$ 15,000,000	$ 10,000,000
Interest rate		2.00%
Amount payable upon any prepayment or repayment		$ 1,400,000					$ 600,000
Loan Agreement | Term Loan | Hercules | Second Tranche
Debt Instrument [Line Items]
Borrowing capacity term					Second tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through March 31, 2021.		Second tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through March 31, 2021.
Interest rate		1.50%
Loan Agreement | Term Loan | Hercules | Second Tranche | Maximum
Debt Instrument [Line Items]
Aggregate principal amount		$ 10,000,000	10,000,000	10,000,000	$ 10,000,000	10,000,000	$ 10,000,000
Loan Agreement | Term Loan | Hercules | Third Tranche
Debt Instrument [Line Items]
Borrowing capacity term					the third tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through June 30,2021		The third tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through June 30, 2021.
Interest rate		1.00%
Loan Agreement | Term Loan | Hercules | Third Tranche | Maximum
Debt Instrument [Line Items]
Aggregate principal amount		$ 10,000,000	10,000,000	10,000,000	$ 10,000,000	10,000,000	$ 10,000,000
Loan Agreement | Term Loan | Hercules | Fourth Tranche
Debt Instrument [Line Items]
Borrowing capacity term					Fourth tranche, which allows the Company to borrow an additional amount up to $30.0 million, will be available upon Hercules’ approval on or prior to December 15, 2021		The fourth tranche, which allows the Company to borrow an additional amount up to $30.0 million, will be available upon Hercules' approval on or prior to December 15, 2021.
Loan Agreement | Term Loan | Hercules | Fourth Tranche | Maximum
Debt Instrument [Line Items]
Aggregate principal amount		$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000